Segment Reporting (Details) - Schedule of segment’s revenue and gross profit - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	$ 89,488,658	$ 71,484,703	$ 65,061,953
Cost	(85,777,192)	$ (53,309,102)	$ (34,642,649)
Automobile [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	20,611,775
Cost	(20,380,773)
Segment gross profit	231,002
Segment gross profit margin	0.011
Healthcare products [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	30,323,831
Cost	(30,538,282)
Segment gross profit	(214,451)
Segment gross profit margin	(0.007)
Consolidated [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	89,488,658
Cost	(85,777,192)
Segment gross profit	3,711,466
Segment gross profit margin	0.041
Online Store [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	28,014,109
Cost	(25,844,918)
Segment gross profit	2,169,191
Segment gross profit margin	0.077
Internet Information and Advertising Service [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	10,538,943
Cost	(9,013,219)
Segment gross profit	1,525,724
Segment gross profit margin	$ 0.145